NET INCOME / (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Numerator:
Net income/(loss) attributable to TAL Education Group's shareholders	$ (115,990)	$ (110,195)	$ 367,236
Eliminate the dilutive effect of interest expense of the bond payable			162
Numerator used for calculation of diluted net income/(loss) per share	$ (115,990)	$ (110,195)	$ 367,398
Denominator:
Weighted average shares outstanding: Basic	203,603,391	198,184,370	189,951,643
Effect of dilutive securities:
Dilutive effect of non-vested shares and options			9,689,955
Dilutive effect of the bond payable			583,336
Denominator for diluted net income/(loss) per share	203,603,391	198,184,370	200,224,934
Net income/(loss) per common share attributable to TAL Education Group's shareholders-basic	$ (0.57)	$ (0.56)	$ 1.93
Net income/(loss) per common share attributable to TAL Education Group's shareholders-diluted	$ (0.57)	$ (0.56)	$ 1.83